UNITED STATES
                       SECURITIES AND EXCHANGE COMISSION
                              Washington, DC 20549

                                   FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-22200


                   BBH Asian Opportunity Registered Fund, LLC
               (Exact name of registrant as specified in charter)

                                  140 Broadway
                               New York, NY 10005
              (Address of principal executive offices) (zip code)

                                John A. Nielsen
                   BBH Asian Opportunity Registered Fund, LLC
                                  140 Broadway
                               New York, NY 10005
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: (212)864-1872

                       Date of fiscal year end: March 31

             Date of reporting period: July 1, 2007 - June 30, 2008

BBH Asian Opportunity Registered Fund, LLC

Item 1.         PROXY VOTING RECORD

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period ended June 30, 2008 with respect to which the registrant was entitled to vote. *

*As of the date hereof, the registrant has not commenced operations.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): BBH Asian Opportunity Registered Fund, LLC

By (Signature and Title)

  /s/ John R. Hass
----------------------------------------
Name: John R. Hass
Title:  President

August 28, 2008